Business combinations	12 Months Ended
Dec. 31, 2020
Business combinations
Business combinations

8. Business combinations

(a) Databook

In June 2018, the Group completed the acquisition of 65% of equity interests in Databook Tech Ltd., a Cayman registered company engaged in optimizing data-driven risk management decisions through its subsidiaries and VIE in the PRC and operated independently from the other businesses of the Group. The acquired company offers a suite of products and services helping financial service providers to enhance their system-based risk management capabilities. The total consideration of the transaction was RMB204.5 million, consists of cash of RMB110.2 million, Class A ordinary shares of the Company of 5,772,447 shares and options to purchase the Company’s Class A ordinary shares of 397,820 shares. The purchase price allocation is as follows:

Amount
RMB
Fair value of issued the Company’s Class A ordinary shares	88,181
Fair value of issued the options to purchase the Company’s Class A ordinary shares	6,052
Cash consideration	110,240
Total consideration	204,473
Noncontrolling interests	110,100
Total	314,573

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalents	474	—
Other working capital	(15,850)	—
Short-term investment	75,706	—
Other assets	2,567	—
Identifiable intangible assets acquired	—	—
Technology	71,000	8.5
Customer relationship	22,900	5.5
Non-compete agreement	28,900	5.5
Goodwill	147,296	—
Deferred tax liabilities	(18,420)	—
Total	314,573	—

Goodwill primarily represents the expected synergies from the combined business, which increase the competitiveness and competence in providing relevant services, and the assembled workforce and their knowledge and experiences in the industry.

The total revenue and net income from Databook that are included in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2018 were RMB46,675 and RMB13,795, respectively.

The following unaudited pro forma consolidated financial information reflects the combined results of operations of the Group and Databook for the years ended December 31, 2017 and 2018, as if the acquisition of Databook had occurred on January 1, 2017, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of the beginning of the periods presented and may not be indicative of future operating results.

	For the Year
	Ended
	December 31,
	2017	2018
	RMB	RMB
Net revenues	1,477,555	2,029,055
Net loss	(212,988)	(163,490)

The pro forma net loss for the periods presented includes RMB25.5 million for the amortization of identifiable intangible assets net of tax for each year. The relevant tax impact was determined using the actual effective income tax rate of Databook for each presented period.

In the second quarter of 2019, Databook repurchased 504,527 shares or 2.36% equity interests in Databook Tech Ltd. from one noncontrolling shareholder with nominal price, which was accounted as a contribution from noncontrolling shareholder. In the same quarter, the Company purchased 1,009,053 ordinary shares or 7.25% equity interest in Databook from another noncontrolling shareholder, with cash consideration of US$500 and 2,400,000 Class A ordinary shares of the Company at fair value of US$3,590. The difference between the fair value of the consideration paid and the amount by which the noncontrolling interest was adjusted for each of these transactions has been recognized in equity attributable to the Company, totaling RMB4,039. The Company held 74.61 % of equity interest in Databook immediately after these transactions.

In September 2019, the goodwill of RMB147,296 carried from the business combination of Databook was fully impaired and recorded in impairment loss in the consolidated statements of comprehensive loss. See Note 11 for more detailed information.

(b) KTN

In October 2018, the Group completed the acquisition of 100% equity interest in KTN from a related party (“related party B”, please refer to Note 21). Upon completion of the acquisition, KTN became a VIE of the Company through contractual arrangements entered into by the Company’s wholly owned subsidiary, nominee shareholders of KTN and KTN. KTN was a startup and engaged in financial product recommendation service by leveraging the social media and partner program. Total consideration was RMB6.3 million in cash. The purchase price allocation is as follows:

Amount
RMB
Cash consideration	6,250
Total consideration	6,250

Amount
RMB
Cash and cash equivalents	196
Other working capital	6,054
Total	6,250

No goodwill was recognized based on the purchase price allocation as of the acquisition date.

(c) Anguo

In December 2019, the Group completed the acquisition of 100% equity interests in Anguo, a Shanghai registered company engaged in insurance brokerage business. The total consideration of the transaction was RMB67.5 million, consists of cash of RMB33.4 million and liabilities to be assumed by the Group of RMB34.1 million.The purchase price allocation is as follows:

Amount
RMB
Fair value of liabilities to be assumed	34,081
Cash consideration	33,459
Total consideration	67,540

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalents	412	—
Restricted time deposits	5,000	—
Other working capital	39,065	—
License	21,000	15
Goodwill	7,313	—
Deferred tax liability	(5,250)	—
Total	67,540	—

Goodwill primarily represents the expected synergies from the combined business provided by the platform, which increases the competitiveness and competence in providing relevant services. The goodwill carried from the business combination of Anguo was fully impaired and recorded in impairment loss in the consolidated statements of comprehensive loss for the year ended December 31, 2020. Refer to Note11 for more details.

As the business combination was completed in late December 2019, the total revenue and net loss from Anguo that are included in the Group’s consolidated statements of comprehensive loss for the year ended December 31, 2019 were both immaterial.

The acquired business is not considered material to the Group thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combinations is not presented.

(d) Newsky Wisdom

In April 2020, the Group completed the acquisition of 50.5% of equity interests in Newsky Wisdom Treasure (Beijing) Co., Ltd., a PRC registered company engaged in system-based solutions in the PRC and operated independently from other businesses of the Group. The acquired company offers a suite of products and services helping financial service providers to enhance their system-based risk management capabilities. The total cash paid for the transaction was RMB25.0 million, consists of cash consideration of RMB23.8 million and the financial asset for an earn-out arrangement as RMB1.2 million. The purchase price allocation is as follows:

Amount
RMB
Cash paid	25,000
Less: Financial asset acquired for an earn-out arrangement	1,179
Cash consideration	23,821
Noncontrolling interests	23,349
Total	47,170

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalent of Newsky Wisdom at acquision date	2,240	—
Other working capital	28,914	—
Identifiable intangible assets acquired	—	—
Software	1,000	3
Customer relationship	2,200	4
Brand	2,800	10
Backlog	800	3
Goodwill	10,236	—
Deferred tax liabilities	(1,020)	—
Total	47,170	—

Goodwill primarily represents the expected synergies from the combined business, which increase the competitiveness and competence in providing relevant services, and the assembled workforce and their knowledge and experiences in the industry.

The total revenue and net loss from Newsky Wisdom that are included in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2020 were RMB13,592 and RMB6,028, respectively.

The acquired business is not considered material to the Group thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combinations is not presented.

(e) Other acquisition

The Group also completed a small size business acquisition in the third quarter of 2019, the Group paid RMB5,426 as the cash consideration to acquire 55% equity interest of the acquiree. By this acquisition, the Group acquired net assets of RMB5,794, which included cash and cash equivalents amounting to RMB1,383, and the goodwill amounting to RMB5,430 was recognized. In 2020 the goodwill carried from the business combination of this aquisition was fully impaired and recorded in impairment loss in the consolidated statements of comprehensive loss. Refer to Note11 for more details.